SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended				24 Months Ended
	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Notes receivable
Short-term Debt	¥ 178,990							¥ 178,990		¥ 259,658		¥ 178,990	$ 25,951
Proceeds from loan								¥ 788,153	$ 114,271	¥ 406,837	¥ 398,766
Annual interest rate	4.35%							4.35%		8.50%		4.35%	4.35%
Repayments of debt								¥ 868,821	$ 125,967	¥ 376,429	¥ 264,597
1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity		¥ 200,000	¥ 200,000
Prime rate | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Spread on variable rate		4.50%	0.78%
Revolving credit facility
Notes receivable
Short-term Debt	¥ 178,990							178,990		¥ 259,658		¥ 178,990
Amount of undrawn balance under credit facilities agreements	¥ 351,010							¥ 351,010				¥ 351,010
Average annual interest rate	4.23%							4.23%		4.35%		4.23%	4.23%
Revolving credit facility | 1 Pharmacy Technology | China Merchant Bank
Notes receivable
Maximum borrowing capacity	¥ 300,000						¥ 100,000	¥ 300,000				¥ 300,000
Spread on variable rate							0.30%
proceeds from line of credit								728,153		¥ 331,837
Repayments of line of credit								808,821		232,179
Line of credit outstanding	118,990							¥ 118,990		¥ 199,658		118,990
Interest rate								4.55%	4.55%	3.95%
Revolving credit facility | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity					¥ 100,000
Line of credit drawn down facility								¥ 30,000		¥ 3,000
Repayments of line of credit								30,000		9,850
Line of credit outstanding	¥ 30,000							30,000		30,000		30,000
Revolving credit facility | Prime rate | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Spread on variable rate					0.35%
China Zheshang Bank (CZB)
Notes receivable
Debt instrument, term	2 years			2 years
Repayments of line of credit				¥ 500,000
Shanghai Pudong Technology Financial Service Co., Ltd.
Notes receivable
Short-term Debt										¥ 40,000
Proceeds from loan	¥ 500,000					¥ 40,000
Annual interest rate						8.50%
Repayments of debt												0
China Construction Bank
Notes receivable
Proceeds from loan						¥ 10,000
China Construction Bank | Minimum
Notes receivable
Liquidity Ratio										1.0
China Construction Bank | Maximum
Notes receivable
Debt to Asset Ratio										70.00%
Several other financial institutions
Notes receivable
Short-term Debt	¥ 30,000							30,000		¥ 30,000		¥ 30,000
Proceeds from loan								30,000		45,000
Repayments of debt								¥ 30,000		¥ 84,400
Several other financial institutions | Minimum
Notes receivable
Annual interest rate	4.00%							4.00%		4.15%		4.00%	4.00%
Several other financial institutions | Maximum
Notes receivable
Annual interest rate										4.60%